Cash and cash equivalents and short-term time deposits - Disclosure of Reconciliation of Cash, Cash Equivalents and Short-Term Time Deposits (Details) - CHF (SFr) SFr in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Reconciliation Of Cash, Cash Equivalents And Short-Term Time Deposits [Line Items]
Cash and cash equivalents	SFr 63,874	SFr 67,309	SFr 87,946	SFr 71,813
Short-term time deposits	85,565	119,580
CHF
Disclosure Of Reconciliation Of Cash, Cash Equivalents And Short-Term Time Deposits [Line Items]
Cash and cash equivalents	54,127	57,379
Short-term time deposits	47,500	77,500
EUR
Disclosure Of Reconciliation Of Cash, Cash Equivalents And Short-Term Time Deposits [Line Items]
Cash and cash equivalents	2,812	4,948
USD
Disclosure Of Reconciliation Of Cash, Cash Equivalents And Short-Term Time Deposits [Line Items]
Cash and cash equivalents	6,695	4,829
Short-term time deposits	38,065	42,080
GBP
Disclosure Of Reconciliation Of Cash, Cash Equivalents And Short-Term Time Deposits [Line Items]
Cash and cash equivalents	SFr 240	SFr 153